SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	$ 268
Property and equipment, ending balance	165	$ 268
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,410	1,392
Additions		21
Currency translation adjustments	202	(3)
Property and equipment, ending balance	1,612	1,410
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,142	981
Depreciation	140	163
Currency translation adjustments	165	(2)
Property and equipment, ending balance	1,447	1,142
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	43
Property and equipment, ending balance	38	43
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	76	75
Additions
Currency translation adjustments	10	1
Property and equipment, ending balance	86	76
Leasehold improvements [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	33	24
Depreciation	10	9
Currency translation adjustments	5
Property and equipment, ending balance	48	33
Machinery [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	197
Property and equipment, ending balance	106	197
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,162	1,146
Additions		21
Currency translation adjustments	167	(5)
Property and equipment, ending balance	1,329	1,162
Machinery [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	965	832
Depreciation	118	135
Currency translation adjustments	140	(2)
Property and equipment, ending balance	1,223	965
Furniture and office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	24
Property and equipment, ending balance	20	24
Furniture and office equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	70	69
Additions
Currency translation adjustments	10	1
Property and equipment, ending balance	80	70
Furniture and office equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	46	37
Depreciation	8	9
Currency translation adjustments	6
Property and equipment, ending balance	60	46
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	4
Property and equipment, ending balance	1	4
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	102	102
Additions
Currency translation adjustments	15
Property and equipment, ending balance	117	102
Computer equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	98	88
Depreciation	4	10
Currency translation adjustments	14
Property and equipment, ending balance	$ 116	$ 98